Trade Receivables as Restated - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 50,410	$ 75,000	$ 30,000
Gross Carrying Amount
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 50,410	$ 75,000